7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

September 29, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Separate Portfolios Trust
SEC File Nos. 333-14111; 811-22025

Ladies and Gentlemen:

On behalf of Voya Separate Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 20, 2017, to the Class A, Class I, Class P, and Class W Prospectus, and Class T Prospectus, each dated July 31, 2017, for Voya Securitized Credit Fund.

The purpose of the filing is to submit the 497(e) filing dated September 20, 2017 in XBRL for Voya Securitized Credit Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Mutual Fund Legal Department
Voya Investment Management